UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                -------------


Check here if Amendment [ ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              West Face Capital Inc.
Address:           2 Bloor Street East, Suite 810
                   Toronto, Ontario M4W 1A8

Form 13F File Number:  028-13428
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Alexander Singh
Title:       Counsel
Phone:       (647) 724-8911

Signature, Place and Date of Signing:

      /s/ Alexander Singh              Toronto, ON            August 15, 2011
----------------------------         ---------------          ---------------
        [Signature]                    [City, State]             [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
                                               ----------------------------
Form 13F Information Table Entry Total:                      11
                                               ----------------------------
Form 13F Information Table Value Total:                  $225,662
                                               ----------------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None



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

                                                            WEST FACE CAPITAL INC.
                                                           FORM 13F INFORMATION TABLE
                                                          Quarter Ended June 30, 2011

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                                                           VALUE    SHRS OR   SH/  PUT/ INVESTMENT   OTHER       VOTING AUTHORITY
                                                           -----    -------   ---  ---  ----------  --------  ----------------------
      NAME OF ISSUER           CLASS TITLE       CUSIP   (x$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS  SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
BANRO CORP                   *W EXP 09/17/201  066800111     467     292,500  SH           SOLE                 292,500
FORD MTR CO DEL              *W EXP 01/01/201  345370134   7,860   1,500,000  SH           SOLE               1,500,000
FOREST OIL CORP              COM PAR $0.01     346091705  63,530   2,378,492  SH           SOLE               2,378,492
GOLD RESV INC                NOTE 5.500% 6/1   38068NAB4  11,063  13,229,000  PRN          SOLE                                 NONE
GOLD RESV INC                CL A              38068N108  24,364   9,630,000  SH           SOLE               9,630,000
IRIDIUM COMMUNICATIONS INC   *W EXP 02/14/201  46269C110   2,991   1,042,026  SH           SOLE               1,042,026
MAGELLAN HEALTH SVCS INC     COM NEW           559079207  17,933     327,600  SH           SOLE                 327,600
PHI INC                      COM NON VTG       69336T205  89,476   4,117,645  SH           SOLE                                 NONE
SONDE RES CORP               COM               835426107   3,245   1,000,000  SH           SOLE               1,000,000
SUNOPTA INC                  COM               8676EP108   2,108     296,500  SH           SOLE                 296,500
SUPERMEDIA INC               COM               868447103   2,625     700,000  SH           SOLE                 700,000

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